CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Aug. 31, 2013	Jun. 30, 2012	May 31, 2011	Apr. 30, 2011
Accounts receivable, due from related party	$ 0		$ 63					$ 0
Other assets, due from related party	4,026		3,853					0
Accounts payable, due to related party	19		93					66
Accrued expenses and other current liabilities, due to related party	64		109					2,931
Notes payable, due to related party	17,383		18,396					0
Other long-term liabilities, due to related party	$ 2,040		$ 7,457					$ 5,274
Redeemable convertible preferred stock, par value	$ 0.0001		$ 0.0001					$ 0.0001
Redeemable convertible preferred stock, shares authorized	19,957,625		19,957,625					19,004,145
Redeemable convertible preferred stock, shares issued									409,574
Common stock, par value	$ 0.0001		$ 0.0001					$ 0.0001
Common stock, shares authorized	48,595,723		48,595,723					44,217,112
Common stock, shares issued	2,166,330		2,155,490					2,144,651
Common stock, shares outstanding	2,166,330		2,155,490					2,144,651
Series A-1
Redeemable convertible preferred stock, shares authorized	1,711,755		1,711,755					1,711,755
Redeemable convertible preferred stock, shares designated	1,711,755		1,711,755					1,711,755
Redeemable convertible preferred stock, shares issued	1,689,193	52,222	1,636,971					1,636,971										1,636,971
Redeemable convertible preferred stock, shares outstanding	1,689,193		1,636,971	1,636,971				1,636,971		1,636,971
Redeemable convertible preferred stock, aggregate liquidation preference	$ 7,505		$ 7,273					$ 7,273
Series A-2
Redeemable convertible preferred stock, shares authorized	1,161,254		1,161,254					1,161,254
Redeemable convertible preferred stock, shares designated	1,161,254		1,161,254					1,161,254
Redeemable convertible preferred stock, shares issued	1,161,254		1,161,254					1,161,254									409,440
Redeemable convertible preferred stock, shares outstanding	1,161,254		1,161,254	1,161,254				1,161,254		1,161,254
Redeemable convertible preferred stock, aggregate liquidation preference	$ 3,030		$ 3,030					$ 3,030
Series A-3
Redeemable convertible preferred stock, shares authorized	1,730,874		1,730,874					1,730,874
Redeemable convertible preferred stock, shares designated	1,730,874		1,730,874					1,730,874
Redeemable convertible preferred stock, shares issued	1,730,874		1,492,685					1,492,685								1,017,648
Redeemable convertible preferred stock, shares outstanding	1,730,874		1,492,685	1,492,685				1,492,685		1,492,685
Redeemable convertible preferred stock, aggregate liquidation preference	$ 5,188		$ 4,474					$ 4,474
Series A-4
Redeemable convertible preferred stock, shares authorized	2,159,022		2,159,022					2,159,022
Redeemable convertible preferred stock, shares designated	2,159,022		2,159,022					2,159,022
Redeemable convertible preferred stock, shares issued	1,450,529		1,450,529					1,439,352							1,439,352
Redeemable convertible preferred stock, shares outstanding	1,450,529		1,450,529	1,439,352				1,439,352		1,439,352
Redeemable convertible preferred stock, aggregate liquidation preference	$ 4,347		$ 5,473					$ 5,430
Series A-5
Redeemable convertible preferred stock, shares authorized	1,977,114		1,977,114					1,977,114
Redeemable convertible preferred stock, shares designated	1,977,114		1,977,114					1,977,114
Redeemable convertible preferred stock, shares issued	1,977,114		1,977,114					1,977,114					33,949	1,450,265
Redeemable convertible preferred stock, shares outstanding	1,977,114		1,977,114	1,977,114				1,977,114		1,977,114
Redeemable convertible preferred stock, aggregate liquidation preference	$ 24,539		$ 24,536					$ 24,536
Series Growth
Redeemable convertible preferred stock, shares authorized	2,538,274		2,538,274					2,538,274
Redeemable convertible preferred stock, shares designated	2,538,274		2,538,274					2,538,274
Redeemable convertible preferred stock, shares issued	2,538,274		2,538,274					2,538,274				2,538,274
Redeemable convertible preferred stock, shares outstanding	2,538,274		2,538,274	2,538,274				2,538,274		2,538,274
Redeemable convertible preferred stock, aggregate liquidation preference	$ 31,500		$ 31,500					$ 31,500
Series 2 Growth
Redeemable convertible preferred stock, shares authorized	2,370,803		2,370,803					2,370,803
Redeemable convertible preferred stock, shares designated	2,370,803		2,370,803					2,370,803
Redeemable convertible preferred stock, shares issued	2,370,803		2,370,803					2,370,803	409,574		1,561,280
Redeemable convertible preferred stock, shares outstanding	2,370,803		2,370,803	2,370,803				2,370,803		1,570,909
Redeemable convertible preferred stock, aggregate liquidation preference	$ 30,370		$ 30,370					$ 30,370
Series 3 Growth
Redeemable convertible preferred stock, shares authorized	6,308,529		6,308,529					5,355,049
Redeemable convertible preferred stock, shares designated	6,308,529		6,308,529					5,355,049
Redeemable convertible preferred stock, shares issued	5,818,895		5,818,895		868,558	1,158,077	818,990	2,973,270
Redeemable convertible preferred stock, shares outstanding	5,818,895		5,818,895	5,818,895				2,973,270
Redeemable convertible preferred stock, aggregate liquidation preference	$ 100,492		$ 150,768					$ 77,037